Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Revenues by product groups

Revenues by product groups for the years ended December 31 are shown in the table below (dollars in thousands):

	2013	2012
Gourmet Food Products	$1,483	$—
Home Décor	$72,666	$—
Nutritionals and Wellness	$9,312	$—
Publishing & Printing	$951	$930
Other	$439	$—